LOANS PAYABLE	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Loans Payable [Abstract]
LOANS PAYABLE

9. LOANS PAYABLE

The balance presented for loans payable consist of the following amounts:

(a)	On July 15, 2016, the Company entered into a loan agreement for a principal balance of up to $50,000 at any given time. The amount is unsecured, non-interest bearing and due on July 15, 2018. As at January 31, 2018, the Company has received gross loan proceeds of $54,716. Upon receipt of the funds, the Company recorded fair value discounts of $6,836. During the year ended April 30, 2017, the Company repaid $10,600 of principal and recognized accretion of the discount of $2,067. During the nine months ended January 31, 2018, the Company repaid $5,000 of principal and recognized accretion of the discount of $2,947. At January 31, 2018, the net carrying value of the loan was $36,754.

(b)	As at January 31, 2018, the Company was indebted for loans amounting to $500 (April 30, 2017 - $24,129). The amounts are unsecured, non-interest bearing and due on demand.

(c)	As at January 31, 2018, the Company was indebted for loans in the amount of $nil (April 30, 2017 - $8,786 (CAD $12,000)). The amount is unsecured, non-interest bearing and due on demand.

NOTE 5. LOANS PAYABLE

As at April 30, 2017, the Company was indebted to an unrelated third party in the amount of $4,130 (2016 - $1,550). The amount is unsecured, non-interest bearing and due on demand.

As at April 30, 2017, the Company was indebted to an unrelated third party in the amount of $10,000 (2016 - $nil). The amount is unsecured, non-interest bearing and due on September 30, 2017.

As at April 30, 2017, the Company was indebted to an unrelated third party in the amount of $10,000 (2016 - $nil). The amount is unsecured, non-interest bearing and due on demand.

As at April 30, 2017, the Company was indebted to an unrelated third party in the amount of $8,786 (CAD$12,000) (2016 - $9,563 (CAD$12,000)). The amount is unsecured, non-interest bearing and due on demand.

On July 15, 2016, the Company entered into a loan agreement with an unrelated third party for a principal balance of up to $50,000. The amount is unsecured, non-interest bearing and due on July 15, 2018. During the year ended April 30, 2017, the Company received loan proceeds of $48,675. Upon receipt, the Company recorded a discount of $6,360, which reduced the carrying balance of the loan to $42,316. During the year ended April 30, 2017, the Company repaid $10,600 of principal and recognized accretion of the discount of $2,067. At April 30, 2017, the net carrying value of the loan was $33,782.

NOTE 6. LOANS PAYABLE

As at April 30, 2016, the Company was indebted to an unrelated third party in the amount of $1,550 (2015 - $1,550). The amount is unsecured, non-interest bearing and due on demand.

As at April 30, 2016, the Company was indebted to an unrelated third party in the amount of $9,563 (CAD$12,000) (2015 - $Nil). The amount is unsecured, non-interest bearing and due on December 31, 2016.